FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments and Risks Management
Schedule of financial instruments by category

		June 30,	December 31,
	Note	2020	2019
Assets
Amortized cost
Cash and cash equivalents	5	10,473,701	3,249,127
Trade accounts receivable	7	3,762,875	3,035,817
Other assets		513,104	563,993
		14,749,680	6,848,937
Fair value through other comprehensive income
Other investments	14	25,976	20,048
		25,976	20,048

Fair value through profit or loss
Derivative financial instruments	4.5	1,078,437	1,098,972
Marketable securities	6	2,213,496	6,330,334
		3,291,933	7,429,306
		18,067,589	14,298,291
Liabilities
Amortized cost
Loans, financing and debentures	18.1	80,628,577	63,684,326
Lease liabilities	19.2	5,173,972	3,984,070
Liabilities for assets acquisitions and subsidiaries	23	658,135	541,615
Trade accounts payable	17	2,081,533	2,376,459
Other liabilities		337,106	578,061
		88,879,323	71,164,531
Fair value through profit or loss
Derivative financial instruments	4.5	11,898,332	2,917,913
		11,898,332	2,917,913
		100,777,655	74,082,444
		82,710,066	59,784,153

Summary of estimated fair value of loans and financing

	Approach used	June 30,	December 31,
	to discount	2020	2019
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	38,795,348	30,066,087
Estimated to present value
In foreign currency
Export credits ("Pre-payment")	LIBOR	26,123,478	17,213,963
Export credits ("ACC/ACE")	DI 1	799,183	575,521
In local currency
BNP – Forest Financing	DI 1	177,376	193,646
BNDES – TJLP	DI 1	1,759,652	1,895,959
BNDES - TLP	DI 1	523,828	535,812
BNDES – Fixed	DI 1	95,259	113,979
BNDES – Selic ("Special Settlement and Custody System")	DI 1	938,208	693,969
BNDES - Currency basket	DI 1	61,488	54,420
CRA ("Agribusiness Receivables Certificate")	DI 1	4,583,620	6,039,983
Debentures	DI 1	5,416,351	5,534,691
FINAME ("Special Agency of Industrial Financing")	DI 1	11,816	14,168
FINEP ("Financier of Studies and Projects")	DI 1	1,287	5,138
NCE ("Export Credit Notes")	DI 1	1,354,814	1,445,383
NCR ("Rural Credit Notes")	DI 1	280,876	288,122
Export credits ("Pre-payment")	DI 1	1,435,407	1,464,798
FDCO ("West Center Development Fund")	DI 1	541,291	571,904
		82,899,282	66,707,543

Schedule of contractual maturities of financial liabilities

	June 30,
	2020
	Total book	Total future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	2,081,533	2,081,533	2,081,533	—	—	—
Loans, financing and debentures(1)	80,628,577	110,480,401	7,742,122	4,575,792	45,904,453	52,258,034
Lease liabilities	5,173,972	9,733,128	842,789	1,566,704	2,064,169	5,259,466
Liabilities for asset acquisitions and subsidiaries	658,135	744,790	134,005	129,699	365,836	115,250
Derivative financial instruments(1)	11,898,332	18,155,523	4,556,320	1,415,206	4,726,006	7,457,991
Other liabilities	337,106	337,106	252,972	84,134
	100,777,655	141,532,481	15,609,741	7,771,535	53,060,464	65,090,741

1)The variation is due to the increase in the exchange rate variation in the six-month period ended June 30, 2020.

	December 31,
	2019
	Total book	Total future	Up to 1	1 - 2	2 - 5	More than
	value	value	year	years	years	5 years
Liabilities
Trade accounts payables	2,376,459	2,376,459	2,376,459	—	—	—
Loans, financing and debentures	63,684,326	89,708,210	8,501,278	5,692,149	29,088,292	46,426,491
Lease liabilities	3,984,070	7,109,966	559,525	1,426,011	1,186,386	3,938,044
Liabilities for asset acquisitions and subsidiaries	541,615	618,910	103,132	101,149	315,989	98,640
Derivative financial instruments	2,917,913	8,299,319	1,488,906	415,791	1,258,200	5,136,422
Other liabilities	578,061	578,061	456,338	121,723
	74,082,444	108,690,925	13,485,638	7,756,823	31,848,867	55,599,597

Schedule of net exposure of assets and liabilities in foreign currency

	June 30,	December 31,
	2020	2019
Assets
Cash and cash equivalents	9,895,463	2,527,834
Trade accounts receivables	2,891,501	2,027,018
Derivative financial instruments	242,235	9,440,141
	13,029,199	13,994,993

Liabilities
Trade accounts payables	(491,805)	(1,085,207)
Loans and financing	(63,817,265)	(45,460,138)
Liabilities for asset acquisitions and subsidiaries	(401,273)	(288,172)
Derivative financial instruments	(10,485,935)	(11,315,879)
	(75,196,278)	(58,149,396)
Net liability exposure	(62,167,079)	(44,154,403)

Schedule of derivatives by type of contract

	Notional value in U.S.$		Fair value
	June 30,	December 31,	June 30,	December 31,
	2020	2019	2020	2019
Instruments contracted with protection strategy
Operational Hedge
Zero Cost Collar	3,365,500	3,425,000	(2,948,115)	67,078
NDF (R$ x US$)	25,000		(29,511)
NDF (US$ x ARS)	5,500		(2,178)

Debt hedge
Interest rate hedge
Swap LIBOR to Fixed (U.S.$)(1)	3,683,333	2,750,000	(1,273,250)	(444,910)
Swap IPCA to CDI (notional in Reais)	843,845	843,845	251,599	233,255
Swap IPCA to Fixed (U.S.$)	121,003	121,003	(172,557)	30,544
Swap CDI x Fixed (U.S.$)(1)	2,676,617	3,115,614	(6,454,249)	(1,940,352)
Pre-fixed Swap to U.S.$ (U.S.$)	350,000	350,000	(637,090)	(33,011)

Hedge de Commodity
Swap US-CPI standing wood (U.S.$)(2)	657,207	679,485	522,073	268,547
Swap Bunker (oil)	87,486	365	(76,617)	(92)
			(10,819,895)	(1,818,941)

Current assets			152,978	260,273
Non-current assets			925,459	838,699
Current liabilities			(4,529,091)	(893,413)
Non-current liabilities			(7,369,241)	(2,024,500)
			(10,819,895)	(1,818,941)

Schedule of maturity analysis for derivatives

	June 30,	December 31,
	2020	2019
2020	(2,715,171)	(633,644)
2021	(2,184,320)	98,850
2022	(1,148,302)	(154,734)
2023	(563,163)	185,209
2024	(801,662)	(197,718)
2025	(1,845,634)	(606,827)
2026 onwards	(1,561,643)	(510,077)
	(10,819,895)	(1,818,941)

Schedule of long and short positions of outstanding derivatives

	Notional value			Fair value
		June 30,	December 31,	June 30,	December 31,
	Currency	2020	2019	2020	2019
Debt hedge
Assets
Swap CDI x Fixed (U.S.$)	R$	9,963,450	11,498,565	511	11,673,117
Swap Pre-Fixed to U.S.$ (U.S.$)	R$	1,317,226	1,317,226	122,341	1,478,336
Swap LIBOR x Fixed (U.S.$)	US$	3,683,333	2,750,000	62,489	11,063,970
Swap IPCA x CDI	IPCA	943,055	933,842	251,599	1,093,067
Swap IPCA x U.S.$	IPCA	504,368	499,441		579,307
				436,940	25,887,797
Liabilities
Swap CDI x Fixed (U.S.$)	US$	2,676,617	3,115,614	(6,454,760)	(13,613,469)
Swap LIBOR x Fixed (U.S.$)	US$	350,000	350,000	(759,431)	(1,511,347)
Swap LIBOR x Fixed (U.S.$)	US$	3,683,333	2,750,000	(1,335,739)	(11,508,880)
Swap IPCA x CDI	R$	843,845	843,845		(859,812)
Swap IPCA x U.S.$	US$	121,003	121,003	(172,557)	(548,763)
				(8,722,487)	(28,042,271)
				(8,285,547)	(2,154,474)
Operational hedge
Zero cost collar (U.S.$ x R$)	US$	3,365,500	3,425,000	(2,948,115)	67,078
NDF (R$ x U.S.$)	US$	25,000		(29,511)
NDF (US$ x ARS)		5,500		(2,178)
				(2,979,804)	67,078
Commodity hedge
Swap US-CPI (standing wood)	US$	657,207	679,485	522,073	268,547
Swap Bunker (oil)	US$	87,486	365	(76,617)	(92)
				445,456	268,455
				(10,819,895)	(1,818,941)

Schedule of settled derivatives

	June 30,	December 31,
	2020	2019
Operational hedge
Zero cost collar (R$ x U.S.$)	(962,595)	(104,040)
NDF (R$ x U.S.$)	(30,700)	63,571
	(993,295)	(40,469)
Commodity hedge
Swap Bunker (oil)	(36,805)	3,804
	(36,805)	3,804
Debt hedge
Swap CDI x Fixed (U.S.$)	(369,601)	(68,362)
Swap IPCA x CDI	(441,056)	23,024
Swap IPCA x USD	10,054
Swap Pre-Fixed to U.S.$ (U.S.$)	59,351	(26,358)
Swap LIBOR x Fixed (U.S.$)	(62,898)	(27,088)
	(804,150)	(98,784)
	(1,834,250)	(135,449)

Schedule of fair value hierarchy

	June 30,
	2020
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,078,437		1,078,437
Marketable securities	825,972	1,387,524		2,213,496
	825,972	2,465,961		3,291,933

Fair value through other comprehensive income
Other investments - CelluForce			25,976	25,976
			25,976	25,976

Biological assets			10,672,724	10,672,724
			10,672,724	10,672,724
Total assets	825,972	2,465,961	10,698,700	13,990,633

Liabilities
Fair value through profit or loss
Derivative financial instruments		11,898,332		11,898,332
		11,898,332		11,898,332
Total liabilities		11,898,332		11,898,332

	December 31,
	2019
	Level 1	Level 2	Level 3	Total
Assets
Fair value through profit or loss
Derivative financial instruments		1,098,972		1,098,972
Marketable securities	1,631,319	4,699,015		6,330,334
	1,631,319	5,797,987		7,429,306

Fair value through other comprehensive income
Other investments - CelluForce			20,048	20,048
			20,048	20,048

Biological assets			10,571,499	10,571,499
			10,571,499	10,571,499
Total assets	1,631,319	5,797,987	10,591,547	18,020,853

Liabilities
Fair value through profit or loss
Derivative financial instruments		2,917,913		2,917,913
		2,917,913		2,917,913
Total liabilities		2,917,913		2,917,913

Currency Risk | Financial instruments, excluding derivatives
Financial Instruments and Risks Management
Summary of sensitivity analysis

	June 30,
	2020
	Effect on profit or loss and equity
		Possible	Remote
	Probable	(25%)	(50%)
Cash and cash equivalents	9,895,463	2,473,866	4,947,732
Trade accounts receivable	2,891,501	722,875	1,445,751
Trade accounts payable	(491,805)	(122,951)	(245,903)
Loans and financing	(63,817,265)	(15,954,316)	(31,908,633)
Liabilities for asset acquisitions and subsidiaries	(401,273)	(100,318)	(200,637)

Currency Risk | Derivative financial instruments
Financial Instruments and Risks Management
Summary of sensitivity analysis

	June 30,
	2020
	Effect on profit or loss and equity
		Possible	Remote	Possible	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
	5.4416	6.802	8.1624	4.0812	2.7208
Financial instruments derivatives
Derivative options	(2,955,980)	(4,195,471)	(8,658,160)	3,740,215	7,973,398
Derivative Non-Deliverable Forward (‘NDF’)	(29,511)	(33,907)	(67,814)	33,908	67,815
Derivative swaps	(8,526,926)	(5,279,964)	(10,559,931)	5,279,972	10,559,940

Interest rate risk | Financial instruments, excluding derivatives
Financial Instruments and Risks Management
Summary of sensitivity analysis

	June 30,
	2020
	Effect on profit or loss and equity
	Probable	Possible (25%)	Remote (50%)
CDI
Cash and cash equivalents	358,900	1,929	3,858
Marketable securities	2,213,496	11,898	23,795
Loans and financing	9,919,194	53,316	106,631

TJLP
Loans and financing	1,700,469	21,001	42,002

LIBOR
Loans and financing	25,131,914	18,975	37,949

Interest rate risk | Derivative financial instruments
Financial Instruments and Risks Management
Summary of sensitivity analysis

	June 30,
	2020
	Effect on profit or loss and equity
		Probable	Remote	Probable	Remote
	Probable	(+25%)	(+50%)	(-25%)	(-50%)
CDI
Financial instruments derivatives
Liabilities
Derivative options	(2,955,980)	(46,186)	(91,962)	46,622	93,698
Derivative Non-Deliverable Forward (‘NDF’)	(29,511)	(97)	(195)	99	198
Derivative swaps	(8,526,926)	(27,243)	(53,863)	27,830	56,172
LIBOR
Financial instruments derivatives
Liabilities
Derivative swaps	(8,526,926)	50,308	100,602	(50,308)	(100,630)

U.S. Consumer Price Index | Derivative financial instruments
Financial Instruments and Risks Management
Summary of sensitivity analysis

	June 30,
	2020
	Impact of an increase/decrease of
	US-CPI on the fair value
	Probable	Possible (25%)	Remote (50%)
Embedded derivative in forestry partnership and standing wood supply agreements	522,073	(117,134)	(238,426)

Commodity price risk
Financial Instruments and Risks Management
Summary of sensitivity analysis

	June 30,
	2020
	Impact of an increase/decrease of price risk
	Probable	Possible (25%)	Remote (50%)
Oil derivative	(76,702)	168,646	260,591